Share capital, share premium and other reserves	12 Months Ended
Dec. 31, 2023
Share capital, share premium and other reserves
Share capital, share premium and other reserves

23. Share capital, share premium and other reserves

Share capital represents the par value of shares that have been issued.

Share premium includes any premiums received on the issue of share capital. Any transaction costs associated with the issuing of shares are deducted from share premium, net of any related income tax benefits.

Other reserves include the following:

–	EBT shares reserve comprise shares held by an employee benefit trust in connection with the Group’s share-based incentive plans.
–	Cash flow hedge reserve comprises gains and losses relating to these types of financial instruments.
–	Merger reserve arises as a result of business combinations of entities under common control.
–	Other reserves comprises mainly differences between the fair value of the consideration paid for an investment, and the carrying value of assets and liabilities acquired from business combinations under common control.

Translation reserve arises from the foreign currency translation of the Group’s foreign operations into the Group’s presentation currency.

Retained earnings includes all current and prior years’ retained profits, remeasurement gains/(losses), including any tax impacts on defined benefit plans.

Share capital and share premium

		At 31 December 2022 and 2023
Ordinary shares at £0.01 each	Number	9,234,573,831
Share capital	£'000	92,346
Share premium	£'000	–

The table above presents the movement of share capital and share premium of the Company for the year ended 31 December 2023. All ordinary shares are issued and fully paid. All ordinary shares rank equally with regard to the Company’s residual assets. Holders of these shares are entitled to dividends declared from time to time and are entitled to one vote per share at general meetings of the Company. All rights attached to the Company’s shares held by the Group are suspended until those shares are reissued. The redeemable preference shares carry limited class voting rights and no dividend rights.

Other reserves

The analysis of other reserves is as follows:

	Cumulative translation reserve £m	EBT shares reserve[1] £m	Cash flow hedge reserve £m	Merger reserve £m	Total £m
As at 1 January 2022	448	–	8	(11,640)	(11,184)
Other comprehensive income	–	–	142	–	142
Effective portion of changes in fair value of hedging instruments	–	–	–	–	–
Amount reclassified to income statement	–	–	–	–	–
Effect of change in ultimate holding company	–	–	–	(47)	(47)
Exchange movements on overseas net assets	598	–	–	–	598
As at 31 December 2022	1,046	–	150	(11,687)	(10,491)
Other comprehensive income	–	–	12	–	12
Effective portion of changes in fair value of hedging instruments	–	–	–	–	–
Amount reclassified to income statement	–	–	(23)	–	(23)
Purchase of shares by employee benefit trust	–	(38)	–	–	(38)
Exchange movements on overseas net assets	(420)	–	–	–	(420)
As at 31 December 2023	626	(38)	139	(11,687)	(10,960)

1	Shares owned through an EBT. The total number of shares held in connection with employee share schemes as at 31 December 2023 was 10.4m.

The cumulative translation exchange in equity is attributable to:

	Shareholders of the Group £m	Non- controlling interests £m	Total cumulative translation reserve £m
As at 1 January 2022	448	16	464
Exchange movements on overseas net assets	598	(10)	588
As at 31 December 2022	1,046	6	1,052
Exchange movements on overseas net assets	(420)	(7)	(427)
As at 31 December 2023	626	(1)	625